Summary of Principal Accounting Policies - Schedule of Financial Statement Amounts and Balances of the Group’s VIEs (Details) - Variable Interest Entity [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2024 USD ($)
ASSETS
Cash and cash equivalents	¥ 7,491				$ 1,067
Short-term investment	2,032				290
Accounts receivable, net	36,276				5,169
Advances to suppliers	6,706				956
Other current assets	798				114
Restricted Cash- non-current	5,000				712
Property and equipment, net	6				1
Operating lease right-of-use asset	568				81
Total assets	58,877				8,390
LIABILITIES
Accounts payable	36,797				5,244
Taxes payable	1,457				208
Accrued expenses and other current liabilities	8,625				1,229
Operating lease liabilities, current	122				17
Operating lease liabilities, noncurrent	431				61
Total liabilities	47,432				$ 6,759
Total net revenues	288,369	$ 41,092
Net loss	(4,496)	(641)
Net cash (used in) provided by operating activities	2,479	353
Net cash used in investing activities	(694)	(99)
Net cash provided by financing activities